Cover	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity File Number	1-8339
Entity Registrant Name	NORFOLK SOUTHERN CORPORATION
Entity Central Index Key	0000702165
Entity Tax Identification Number	52-1188014
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	650 West Peachtree Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308-1925
City Area Code	855
Local Phone Number	667-3655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Norfolk Southern Corporation
Trading Symbol	NSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false